Condensed Consolidating Financial Information - Summary of Condensed Consolidating Financial Position (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 78,860	$ 32,191	$ 32,231
Restricted cash	1,244	1,242	1,202
Accounts receivable, net
Trade, net	100,824	62,871	52,764
Joint interest, net	8,394	13,613	14,673
Other	7,091	12,486	12,400
Assets from price risk management activities	499	1,563	20,176
Prepaid assets	51,698	17,931	18,420
Inventory		840	1,093
Income tax receivable	16,212
Other current assets	3,910	2,148	2,492
Total current assets	268,732	144,885	155,451
Property and equipment:
Proved properties	3,412,875	2,440,811	2,235,835
Unproved properties, not subject to amortization	103,836	72,002	72,360
Other property and equipment	28,884	8,857	8,531
Total property and equipment	3,545,595	2,521,670	2,316,726
Accumulated depreciation, depletion and amortization	(1,547,656)	(1,430,890)	(1,273,538)
Total property and equipment, net	1,997,939	1,090,780	1,043,188
Other long-term assets:
Assets from price risk management activities	234	345	293
Other well equipment inventory	9,021	2,577	12,744
Other assets	8,143	706	622
Total assets	2,284,069	1,239,293	1,212,298
Current liabilities:
Accounts payable	38,731	72,681	31,230
Accrued liabilities	155,902	87,973	49,916
Accrued royalties	28,508	24,208	23,293
Current portion of long-term debt	434	24,977
Current portion of asset retirement obligations	94,334	39,741	33,556
Liabilities from price risk management activities	154,722	49,957	27,147
Accrued interest payable	7,454	8,742	11,376
Other current liabilities	15,541	15,188	14,666
Total current liabilities	495,626	323,467	191,184
Accrued liabilities	155,902	87,973	49,916
Accrued royalties	28,508	24,208	23,293
Current portion of long-term debt	434	24,977
Current portion of asset retirement obligations	94,334	39,741	33,556
Liabilities from price risk management activities	154,722	49,957	27,147
Accrued interest payable	7,454	8,742	11,376
Other current liabilities	15,541	15,188	14,666
Total current liabilities	495,626	323,467	191,184
Long-term debt, net of discount and deferred financing costs	627,968	672,581	701,175
Asset retirement obligations	320,044	174,992	186,493
Liabilities from price risk management activities	31,766	18,781	8,755
Other long-term liabilities	122,820	103,559	117,705
Total liabilities	1,598,224	1,293,380	1,205,312
Commitments and contingencies
Stockholders' equity (deficit) \ Member’s equity (deficit)	685,845	(54,087)	6,986	$ 120,895	$ 690,502
Total liabilities and equity	2,284,069	1,239,293	1,212,298
Long-term debt, net of discount and deferred financing costs	627,968	672,581	701,175
Asset retirement obligations	320,044	174,992	186,493
Liabilities from price risk management activities	31,766	18,781	8,755
Other long-term liabilities	122,820	103,559	117,705
Total liabilities	1,598,224	1,293,380	1,205,312
Commitments and contingencies
Stockholders' equity (deficit) \ Member’s equity (deficit)	685,845	(54,087)	6,986	$ 120,895	$ 690,502
Total liabilities and equity	2,284,069	1,239,293	1,212,298
Talos
Other long-term assets:
Investments in subsidiaries	685,845	(54,087)	6,986
Total assets	685,845	(54,087)	6,986
Current liabilities:
Commitments and contingencies
Stockholders' equity (deficit) \ Member’s equity (deficit)	685,845	(54,087)	707,371
Total liabilities and equity	685,845	(54,087)	6,986
Commitments and contingencies
Stockholders' equity (deficit) \ Member’s equity (deficit)	685,845	(54,087)	707,371
Total liabilities and equity	685,845	(54,087)	6,986
Talos Issuers
Current assets:
Cash and cash equivalents	35,385	22,315	24,349
Accounts receivable, net
Other		938	9,476
Assets from price risk management activities	478	1,406	20,176
Total current assets	35,863	24,659	54,001
Property and equipment:
Other property and equipment	27,293	7,266	7,007
Total property and equipment	27,293	7,266	7,007
Accumulated depreciation, depletion and amortization	(7,080)	(6,355)	(4,954)
Total property and equipment, net	20,213	911	2,053
Other long-term assets:
Assets from price risk management activities	234	345	293
Investments in subsidiaries	1,440,601	697,663	700,385
Other assets	364	364	48
Total assets	1,497,275	723,942	756,780
Current liabilities:
Accounts payable	9,894	1,124	133
Accrued liabilities	4,235	6,516	1,208
Current portion of long-term debt	434	24,977
Liabilities from price risk management activities	141,118	46,580	27,147
Accrued interest payable	7,064	8,742	11,376
Total current liabilities	162,745	87,939	39,864
Accrued liabilities	4,235	6,516	1,208
Current portion of long-term debt	434	24,977
Liabilities from price risk management activities	141,118	46,580	27,147
Accrued interest payable	7,064	8,742	11,376
Total current liabilities	162,745	87,939	39,864
Long-term debt, net of discount and deferred financing costs	621,908	672,581	701,175
Liabilities from price risk management activities	26,777	17,509	8,755
Total liabilities	811,430	778,029	749,794
Commitments and contingencies
Stockholders' equity (deficit) \ Member’s equity (deficit)	685,845	(54,087)	6,986
Total liabilities and equity	1,497,275	723,942	756,780
Long-term debt, net of discount and deferred financing costs	621,908	672,581	701,175
Liabilities from price risk management activities	26,777	17,509	8,755
Total liabilities	811,430	778,029	749,794
Commitments and contingencies
Stockholders' equity (deficit) \ Member’s equity (deficit)	685,845	(54,087)	6,986
Total liabilities and equity	1,497,275	723,942	756,780
Guarantors
Current assets:
Cash and cash equivalents	40,940	7,806	5,550
Restricted cash	1,244	1,242	1,202
Accounts receivable, net
Trade, net	100,824	62,871	52,764
Joint interest, net	6,638	11,659	7,569
Other	832	5,863	531
Assets from price risk management activities	21	157
Prepaid assets	51,672	17,919	18,411
Inventory		840	1,093
Income tax receivable	16,212
Other current assets	3,910	2,148	2,492
Total current assets	222,293	110,505	89,612
Property and equipment:
Proved properties	3,412,875	2,440,811	2,235,835
Unproved properties, not subject to amortization	70,590	41,259	64,949
Other property and equipment	1,580	1,580	1,513
Total property and equipment	3,485,045	2,483,650	2,302,297
Accumulated depreciation, depletion and amortization	(1,540,566)	(1,424,527)	(1,268,580)
Total property and equipment, net	1,944,479	1,059,123	1,033,717
Other long-term assets:
Other well equipment inventory	9,021	2,577	12,744
Other assets	7,712	326	574
Total assets	2,183,505	1,172,531	1,136,647
Current liabilities:
Accounts payable	28,728	70,458	27,570
Accrued liabilities	150,206	80,464	48,318
Accrued royalties	28,508	24,208	23,293
Current portion of asset retirement obligations	94,334	39,741	33,556
Liabilities from price risk management activities	13,604	3,377
Accrued interest payable	390
Other current liabilities	15,541	15,188	14,666
Total current liabilities	331,311	233,436	147,403
Accrued liabilities	150,206	80,464	48,318
Accrued royalties	28,508	24,208	23,293
Current portion of asset retirement obligations	94,334	39,741	33,556
Liabilities from price risk management activities	13,604	3,377
Accrued interest payable	390
Other current liabilities	15,541	15,188	14,666
Total current liabilities	331,311	233,436	147,403
Long-term debt, net of discount and deferred financing costs	6,060
Asset retirement obligations	320,044	174,992	186,493
Liabilities from price risk management activities	4,989	1,272
Other long-term liabilities	122,820	103,559	117,705
Total liabilities	785,224	513,259	451,601
Commitments and contingencies
Stockholders' equity (deficit) \ Member’s equity (deficit)	1,398,281	659,272	685,046
Total liabilities and equity	2,183,505	1,172,531	1,136,647
Long-term debt, net of discount and deferred financing costs	6,060
Asset retirement obligations	320,044	174,992	186,493
Liabilities from price risk management activities	4,989	1,272
Other long-term liabilities	122,820	103,559	117,705
Total liabilities	785,224	513,259	451,601
Commitments and contingencies
Stockholders' equity (deficit) \ Member’s equity (deficit)	1,398,281	659,272	685,046
Total liabilities and equity	2,183,505	1,172,531	1,136,647
Non-Guarantors
Current assets:
Cash and cash equivalents	2,535	2,070	2,332
Accounts receivable, net
Joint interest, net	1,756	1,954	7,104
Other	6,259	5,685	2,393
Prepaid assets	26	12	9
Total current assets	10,576	9,721	11,838
Property and equipment:
Unproved properties, not subject to amortization	33,246	30,743	7,411
Other property and equipment	11	11
Total property and equipment	33,257	30,754	7,422
Accumulated depreciation, depletion and amortization	(10)	(8)	(4)
Total property and equipment, net	33,247	30,746	7,418
Other long-term assets:
Other assets	67	16
Total assets	43,890	40,483	19,256
Current liabilities:
Accounts payable	109	1,099	3,527
Accrued liabilities	1,461	993	390
Total current liabilities	1,570	2,092	3,917
Accrued liabilities	1,461	993	390
Total current liabilities	1,570	2,092	3,917
Total liabilities	1,570	2,092	3,917
Commitments and contingencies
Stockholders' equity (deficit) \ Member’s equity (deficit)	42,320	38,391	15,339
Total liabilities and equity	43,890	40,483	19,256
Total liabilities	1,570	2,092	3,917
Commitments and contingencies
Stockholders' equity (deficit) \ Member’s equity (deficit)	42,320	38,391	15,339
Total liabilities and equity	43,890	40,483	19,256
Elimination
Other long-term assets:
Investments in subsidiaries	(2,126,446)	(643,576)	(6,986)
Total assets	(2,126,446)	(643,576)	(707,371)
Current liabilities:
Commitments and contingencies
Stockholders' equity (deficit) \ Member’s equity (deficit)	(2,126,446)	(643,576)	(707,371)
Total liabilities and equity	(2,126,446)	(643,576)	(707,371)
Commitments and contingencies
Stockholders' equity (deficit) \ Member’s equity (deficit)	(2,126,446)	(643,576)	(707,371)
Total liabilities and equity	$ (2,126,446)	$ (643,576)	$ (707,371)